Long-term Debt and Convertible Promissory Notes (Details Narrative) (10-K)														1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 27, 2021 USD ($) shares	Apr. 23, 2021 USD ($) shares	Dec. 02, 2020 USD ($)	Oct. 28, 2020 USD ($) Trading	Jun. 22, 2020 USD ($)	May 05, 2020 USD ($)	Jan. 30, 2020 USD ($) Trading	Nov. 19, 2019 USD ($) $ / shares shares	Oct. 25, 2019 USD ($) Trading	Aug. 15, 2019 USD ($) Trading	May 21, 2019 USD ($) Trading	Apr. 12, 2019 USD ($) Trading	Jul. 23, 2018 USD ($) Trading	Nov. 30, 2020 USD ($)	Mar. 31, 2019 USD ($)	Apr. 30, 2021 USD ($) shares	Apr. 30, 2020 USD ($)	Jan. 31, 2021 USD ($) shares	Jan. 31, 2020 USD ($)
Debt Instrument [Line Items]
Net proceeds from debt																$ 60,000		$ 82,000	$ 240,000
Original issue discount amount																3,000	0	11,500	29,900
Legal fees																19,947	50,536	167,800	37,706
Debt discounts amount																64,823	107,000	140,000	100,000
Amortization of debt discount																23,306	98,568	159,222	134,821
Proceeds from note payable																32,497		62,974	10,000
Debt instrument consideration received																			10,000
Settlement notes payable amount																			10,000
Accrued interest																			699
Notes payable																			$ 0
Debt including interest																66,020
Debt amount forgiven														$ 3,000
Debt principal																1,123
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Proceeds from loan						$ 30,387
Loan, interest rate						1.00%
Loan due number of installments						Due in 18 monthly installments of $1,710 beginning December 1, 2020.
Loan installment due amount			$ 1,710
Debt remaining balance														$ 3,000
Economic Injury Disaster Loan Program [Member]
Debt Instrument [Line Items]
Proceeds from note payable						$ 3,000
Debt including interest																		762
Debt principal																		33,162
SBA's Economic Injury Disaster Loan Program [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date					Jun. 18, 2021
Proceeds from loan					$ 32,300
Loan, interest rate					3.75%
Loan installment due amount					$ 158
Loan fee					$ 100
Debt term					30 years
Private Placement [Member] | Noteholder [Member]
Debt Instrument [Line Items]
Sale of common stock, shares | shares								42,243
Sale of common stock, value								$ 20,699
Sale of stock price | $ / shares								$ 0.490
Third Party [Member]
Debt Instrument [Line Items]
Debt instrument interest rate															10.00%
Debt instrument, maturity date															Mar. 31, 2020
Proceeds from note payable															$ 10,000
July 2018 Note [Member]
Debt Instrument [Line Items]
Net proceeds from debt													$ 48,000
Principal amount													$ 50,000
Debt instrument interest rate													12.00%
Original issue discount amount													$ 2,000
Debt instrument, maturity date													Jul. 19, 2019
Debt instrument convertible consecutive trading days | Trading													180
Common stock conversion price per share													45.00%
Debt instrument, convertible, threshold trading days | Trading													20
Debt instrument conversion, amount																		$ 21,714
Debt conversion of convertible shares | shares																		394,801
Principal and interest total amount																		$ 0
April 2019 Note [Member]
Debt Instrument [Line Items]
Net proceeds from debt												$ 50,000
Debt instrument interest rate												8.00%
Original issue discount amount												$ 3,000
Debt instrument, maturity date												Feb. 28, 2020
Debt instrument convertible consecutive trading days | Trading												180
Common stock conversion price per share												65.00%
Debt instrument, convertible, threshold trading days | Trading												10
Debt instrument conversion, amount																		$ 55,120
Debt conversion of convertible shares | shares																		147,341
Principal and interest total amount																		$ 0
May 2019 Note [Member]
Debt Instrument [Line Items]
Net proceeds from debt											$ 50,000
Debt instrument interest rate											8.00%
Original issue discount amount											$ 3,000
Debt instrument, maturity date											Mar. 17, 2020
Debt instrument convertible consecutive trading days | Trading											180
Common stock conversion price per share											65.00%
Debt instrument, convertible, threshold trading days | Trading											10
Debt instrument conversion, amount																		$ 55,120
Debt conversion of convertible shares | shares																		239,480
Principal and interest total amount																		$ 0
August 2019 Note [Member]
Debt Instrument [Line Items]
Net proceeds from debt										$ 67,000
Debt instrument interest rate										8.00%
Original issue discount amount										$ 10,000
Debt instrument, maturity date										May 30, 2020
Debt instrument convertible consecutive trading days | Trading										180
Common stock conversion price per share										75.00%
Debt instrument, convertible, threshold trading days | Trading										10
Debt instrument conversion, amount																		$ 79,800
Debt conversion of convertible shares | shares																		272,750
Principal and interest total amount																		$ 0
October 2019 [Member]
Debt Instrument [Line Items]
Net proceeds from debt									$ 40,000
Debt instrument interest rate									8.00%
Original issue discount amount									$ 7,300
Debt instrument, maturity date									Aug. 15, 2020
Debt instrument convertible consecutive trading days | Trading									180
Common stock conversion price per share									75.00%
Debt instrument, convertible, threshold trading days | Trading									10
Debt instrument conversion, amount																		$ 49,020
Debt conversion of convertible shares | shares																		215,597
Principal and interest total amount																		$ 0
January 2020 Note [Member]
Debt Instrument [Line Items]
Net proceeds from debt							$ 33,000
Debt instrument interest rate							8.00%
Original issue discount amount							$ 3,600
Debt instrument, maturity date							Nov. 15, 2020
Debt instrument convertible consecutive trading days | Trading							180
Common stock conversion price per share							75.00%
Debt instrument, convertible, threshold trading days | Trading							10
Debt instrument conversion, amount																		$ 41,040
Debt conversion of convertible shares | shares																		97,714
Principal and interest total amount																		$ 0
Legal fees							$ 3,000
October 2020 Note [Member]
Debt Instrument [Line Items]
Net proceeds from debt				$ 82,000
Debt instrument interest rate				8.00%
Original issue discount amount				$ 8,500
Debt instrument, maturity date				Sep. 01, 2021
Debt instrument convertible consecutive trading days | Trading				180
Common stock conversion price per share				75.00%
Debt instrument, convertible, threshold trading days | Trading				10
Debt instrument conversion, amount	$ 15,000	$ 12,000														$ 27,000
Debt conversion of convertible shares | shares	18,832	15,049														33,881
Principal and interest total amount																$ 72,546		$ 87,969
Legal fees				$ 3,000